CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 4,235	$ 5,163
Restricted cash	749	978
Trade receivables, net	833	1,054
Financing receivables, net	20,126	21,472
Inventories, net	7,220	7,008
Property, plant and equipment, net	6,443	6,865
Investments in unconsolidated subsidiaries and affiliates	574	605
Equipment under operating leases	1,712	1,518
Goodwill	2,466	2,484
Other intangible assets, net	807	850
Deferred tax assets	1,564	1,747
Derivative assets	179	205
Other assets	2,022	1,964
TOTAL ASSETS	48,930	51,913
Debt	27,340	29,594
Trade payables	5,944	5,982
Deferred tax liabilities	468	452
Pension, postretirement and other postemployment benefits	2,511	2,614
Derivative liabilities	164	235
Other liabilities	7,647	8,059
Total liabilities	44,074	46,936
Redeemable Noncontrolling interest	18	16
Common shares, € 0.01, par value; issued 1,361,109,279 common shares and 413,891,643 special voting shares at 06/30/2015; and issued 1,355,319,640 common shares and 415,399,503 special voting shares at 12/31/2014	25	25
Additional paid in capital	4,369	4,342
Retained earnings	2,143	2,291
Accumulated other comprehensive loss	(1,745)	(1,736)
Noncontrolling interests	46	39
Equity:	4,838	4,961
TOTAL EQUITY AND LIABILITIES	$ 48,930	$ 51,913